Impairment Loss on Long-Lived Assets and Goodwill (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2011
Segment Reporting Information [Line Items]
Impairment charge	¥ 10,070	¥ 1,379	¥ 842
Goodwill, impairment charge	27,491
Imaging And Solutions
Segment Reporting Information [Line Items]
Impairment charge	9,519	1,379	359
Goodwill, impairment charge	27,491
Industrial Products
Segment Reporting Information [Line Items]
Impairment charge			56
Other
Segment Reporting Information [Line Items]
Impairment charge	¥ 551		¥ 427